REVENUE - Schedule of Revenue Disaggregated by Geography (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 186,743	$ 142,827	$ 1,710,794	$ 2,085,532	$ 1,440,428
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	186,743	15,000	1,423,809	1,760,350	1,038,403
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	9,112	116,485	117,835	356,075
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0	$ 118,715	$ 170,500	$ 207,347	$ 45,950